Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash in trust account		$ 484
Federal depository insurance coverage	$ 250,000	$ 250,000
Ordinary shares for outstanding warrants (in Shares)	14,891,667	14,891,667
Offering costs	$ 19,175,922
Underwriting fee	6,405,000
Deferred underwriting fee	12,075,000
Other offering costs	695,922
Total transaction cost	575,278
Underwriting fee	9,056,250
Partial reversal of transaction costs	271,687
Additional paid-in capital	8,784,563
Underwriting fee payable	$ 3,018,750	$ 12,075,000
Term of restricted investments	180 days
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares warrants issued (in Shares)	14,891,667
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities (in Shares)	8,625,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities (in Shares)	6,266,667
Common Class A [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)	34,500,000	34,500,000
Underwriting fee payable	$ 0.0001
U.S. Treasury Securities [Member]
Significant Accounting Policies (Details) [Line Items]
Cash in trust account		$ 345,105,197
Money Market Funds [Member]
Significant Accounting Policies (Details) [Line Items]
Cash in trust account	$ 349,927,313